ANALYSTS INVESTMENT TRUST
SEMI-ANNUAL REPORT
ANALYSTS STOCK FUND
ANALYSTS FIXED INCOME FUND



CONTENTS


                                                       Page

Message   from    the   Fund   President/Portfolio   Manager
               2

Performance Summary                                    3

Analysts Stock Fund Schedule of Investments in Securities
               6

Analysts  Fixed  Income  Fund  Schedule  of  Investments  in
Securities          9

Statement of Assets and Liabilities
                    12

Statement of Operations
13

Statement of Changes in Net Assets
     14

Financial Highlights
     15

Notes of Financial Statements
16

Trustees and Officers:
18





























MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER


ANALYSTS STOCK FUND

This report covers the period 8/1/95 through 1/31/96. The total return of the Stock Fund from August 1, 1995 to January 31, 1996 was 5.71%. This compares to a 6.31% rate of return for the Dow Jones World Index (DJWI). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 12.63% versus 8.56% for the DJWI.


The primary reason the Analysts Stock Fund has outperformed the Dow Jones World Index since inception of the fund is the difference between the weighting of Japan. A large portion of the D. J. World Index was invested in the Japanese Stock Market, which underperformed the U.S. and the rest of the international equity markets. The Analysts Stock Fund has a lower percentage weighting of Japan, although weighting of Japanese stocks was increased during the period. The strategy of the Analysts Stock Fund is to diversify between Large Capitalization, Small Capitalization, International, Real Estate Investment Trusts and Precious Metal Stocks. Our goal is that over time these broad areas will move somewhat independent of each other giving a lower overall volatility while not sacrificing the rate of return.

Interest rates and the growth of the world economy will be major factors in the performance of the stock markets. U.S. interest rates declined significantly in 1995 which helped the stock and bond markets recover from 1994 and appreciate significantly in 1995. Inflation remains low and economic growth sluggish which should help keep interest rates low in 1996. This will help the financial markets in 1996. As the world economies become dependent on each other for trade and comparative advantages, strong world economic growth should result. The international stock markets should continue to develop and grow as countries look for ways to raise capital and invite foreign investment.


ANALYSTS FIXED INCOME FUND

The total return of the Fixed Income Fund for the period 8/1/95 through 1/31/96 was 6.86%. This compares to a 5.71% rate of return for the Lehman Intermediate T-Bond Index over the same time period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual total return of the Analysts Fixed Income Fund is 3.43% versus 5.57% for the Lehman Intermediate T-Bond Index.

The Analysts Fixed Income Fund is diversified between Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts. Our strategy is to remain broadly diversified to reduce our exposure in any one area and reduce our volatility. During 1995 interest rates declined significantly. With long term interest rates declining,
fixed income  investments performed  well in  1995.       We
believe that over the long term, the diversification provided by investing in these various areas mentioned above, our volatility will be reduced and our return and yield can be competitive with the index.

Inflation continues to be low and economic growth sluggish as we start 1996. This is good news for the fixed income markets, although a short term correction could be in order after 1995's up move. With the federal government reducing spending and raising taxes to balance the budget and corporations reducing payrolls to remain competitive, the economy will probably remain sluggish helping fixed income markets. I currently recommend that most investors allocate a portion of their portfolio to fixed income investments as a diversification tool.

Thank you for your support of the Analysts Group of Funds and your continued interest in our investment strategies.
Please feel free to call me any time if you have questions about the funds or investments in general.





Lee Manzler
President and Portfolio Manager
Analysts Stock and Fixed Income Funds
Analysts Investment Trust
Analysts Stock Fund
Schedule of Investments in Securities
January 31, 1996

Common Stock:  90.5%
Large Capitalization U.S. Stocks:  27.2%


Shares

Market Value


2000
Advanced Micro Devices
$39,750
556
Allstate Corp.
24,256
200
Ameritech Corp.
12,025
1000
Banc One Corp.
37,875
200
Bell Atlantic Corp.
13,775
326
Bell South Corp.
13,977
400
Briggs & Stratton Corp.+
17,550
2500
Centerior Energy
22,188
460
Chevron Corp.
23,863
407
Chrysler Corp.
23,504
271
Cincinnati Financial Corp.
17,005
850
Cinergy Corp.
26,456
1000
CIPSCO Inc.
39,750
500
Compaq Computer Corp.*
23,563
550
Du Pont E I De Nemours
42,281
450
Eastman Kodak+
33,019
1000
Entergy
29,625
300
Exxon Corp.
24,075
498
Ford Motor Corp.
14,753
550
General Electric Co.
42,213
400
Intel Corp.
22,094
600
J.P. Morgan
48,750
1000
National Fuel Gas
33,375
200
Nynex Corp.
10,725
900
PNC Bank
27,000
1500
Potomac Electric Power
40,500
950
RJR Nabisco Holdings
30,875
600
Sears Roebuck & Co.
24,900
700
Star Banc Corp.
43,750
305
Texaco, Inc.
24,667
1440
Woolworth Corp.
16,200




Total  (Cost:  $674,914)
$844,339

Small/Medium Capitalization U.S. Stocks:  18.6%

1200
Airborne Frgt. Corp.
31,950
700
Ameron, Inc.
26,163
1250
Aquarion Co.
32,031
1000
Arvin Ind.
19,625
700
Circle Financial Corp.
18,900
1500
Connecticut Energy
31,500
1250
Cray Research*
31,250
950
Essex County Gas
24,700
3000
Fansteel Inc.
21,375
3000
Gibson Greetings Inc.*
46,500
2000
Handleman Co.
12,750
1900
Marsh Supermarkets Inc. Class B
23,750
1250
Nash Finch Co.
21,563
1300
Provident Life & Acc. Class B
41,113
1000
S & P 400 Deposit Receipts
44,188
1400
Sea Containers Ltd Class A
24,325
1250
Sport Supply Group, Inc.
9,219
750
Standard Federal Bank
30,563
1500
Standard Motor Products
22,500
1000
Waban, Inc.*
19,250
1500
Wynns International
30,563
1200
Yellow Corp.
14,400




Total  (Cost:  $529,451)
$578,178
Analysts Investment Trust
Analysts Stock Fund
Schedule of Investments in Securities
January 31, 1996

Foriegn Stocks:  30.3%

400
Akzo NV ADR
$21,275
1000
Alcatel Alsthom
18,375
2000
Anangel-American Shipholding ADR
24,000
1454
BAT Industries PLC ADR
26,172
3500
BET PLC ADR
27,563
400
Brazil Fund, Inc.*
10,100
600
British Gas ADR
21,675
1000
British Steel ADR
26,625
3000
BT Shipping LTD. ADR
9,000
900
Buenos Aires Embotella ADR
19,125
750
Cadbury Schwepps PLC ADR
25,172
13000
Cifra S A De C V ADR
16,761
500
Compania Cervecerias Unida ADR
10,063
1250
CRH PLC ADR
46,563
1400
Emerging Germany Fund
10,675
1200
Ericsson L M Tel. Co. ADR
24,750
850
Europe Fund, Inc.
11,581
1150
First Australia Fund. Inc.
10,422

2000
Hanson PLC ADR
31,000
1200
Hong Kong Telecommunications ADR
22,800
100
Ito Yakado LTD ADR
22,600
866
Japan Equity Fund, Inc.
12,016
700
KLM Royal Dutch Airlines ADR
21,700
1050
Koninklijke Ahold N V ADR
43,050
2000
Makita Corp.
33,000
200
Matsushita Electric
33,300
400
NEC Corp. ADR
24,400
200
Philippine Long Distance Tel. ADR
12,900
400
Polygram N V ADR
22,950
300
Royal Dutch
41,700
1900
SKF AB ADR
35,150
400
Sony Corp ADR
24,800
400
TDK Corp. ADR
20,050
1200
Tele Danmark
33,450
200
Telecom Corp New Zealand ADR
13,975
600
Telephonos De Mexico ADR+
20,325
1000
Templeton World China Fund
13,000
300
Tokio Marine & Fire Insurance ADR
18,900
1350
United Newspapers Pub. ADR
23,794
600
Vodaphone Group PLC ADR
21,450
1400
WPP Group PLC ADR
36,400




Total  (Cost:  $851,419)
$942,607



Real Estate Stocks: 9.3%

1000
American Health Properties
$23,750
900
Asarco
28,575
1500
Carr Realty Corp.
36,375
2000
Commercial Net Lease
25,750
1500
First Industrial Realty
34,500
1500
Health & Rehabilitation Trust
25,125
1000
New Plan Realty Trust
22,000
786
Omega Healthcare Investors
22,303
1500
Property Capital Trust
13,031
1250
Public Storage Properties XVI
19,844
1000
Resource Mtg. Capital, Inc.
21,500
750
Simon Property Group Inc.
16,781




Total  (Cost:  $280,166)
$289,534






Analysts Investment Trust
Analysts Stock Fund
Schedule of Investments in Securities
January 31, 1996

Precious Metals Mining Stocks: 2.8%



1300
Barrick Gold Resources
$38,188
1500
Pegasus Gold
24,000
400
Phelps Dodge Corp.
25,200




Total  (Cost:  $69,370)
$87,388


Total Common Stock (Cost:  $2,405,320)
$2,742,046





Equities Securities Total (Cost:  $2,405,320)
$2,742,046

Repurchase Agreement:    9.9%

Face





$309,000
Star Bank  5.0% issued 1/31/96 due 2/7/96, collateralized by
$444,000 GNMA,   5.50%  Adj. Rate  due 5/20/22)  (repurchase
proceeds $309,300)
$309,000




Total Repurchase Agreements (Cost:  $309,000)
$309,000

Total Investments at Market Value (Cost:  $2,714,320) 98.1%
$3,051,046


All Other Assets Less Liabilities 1.9%
$58,124


Net Assets 100%
$3,109,170

*Non-dividend paying investment.

See accompanying notes to financial statements.
Analysts Investment Trust
Analysts Fixed Income Fund
Schedule of Investments
January 31, 1996


Common Stock:  16.1%

Real Estate Investment Trusts:     11.7%

Shares

Market Value



1100
American Health Properties
26,125
1000
Berkshire Realty, Inc.
10,250
600
Carr Realty Corp.
14,550
1580
Commercial Net Lease
20,343
1300
First Industrial Realty
29,900
1250
Health & Rehabilitation Properties Trust
20,938
2000
Kranzco Realty
31,750
589
Omega Healthcare Investors
16,713
700
Resource Mortgage Capital, Inc.
15,050
750
Simon Property Group Inc.
16,781




Total  (Cost:  $215,178)
$202,400

Closed End Mutual Funds: 4.4%

2900
Kleinwort Benson Australian Income Fund
26,825
3950
Putnam Premier Income Fund
31,106
1500
Templeton Emerging Markets Income Fund
18,938


Total  (Cost:  $79,010)
$76,869


Total Common Stock (Cost:  $294,188)
$279,269

Preferred Stock:    7.4%

2000
Carolina Power & Light Co.
54,000
700
Environmental Systems Co.
10,850
300
James River Corp.
7,688
2000
Unum Corp. MIDS
55,000




Total Preferred Stocks (Cost:  $120,708)
$127,538

Corporate Bonds:    53.1%

Face

Market Value



5000
DuPont E I De Nemours & Co. 8.45%, 10/15/96
5,112
3000
AMR Corp. 8.1%, 11/1/98
3,135
3000
Marathon Oil Co. 9.75%, 3/1/99
3,000
30000
Merrill Lynch 7.75%, 3/1/99
31,849
4000
RJR Nabisco, Inc. 8.3%, 4/15/99
4,170
3000
Occidental Petroleum Corp. 9.625%, 7/1/99
3,056
35000
Texaco Capital Corp. 9.0%, 12/15/99
39,180
50000
Du Pont E I De Nemours & Co. 9.15%, 4/15/00
56,815
46000
Household Financial 9.625%, 7/15/00
52,755
4000
American Telephone & Telegraph, 6%, 8/1/00
4,015
5000
First Chicago Corp. 11.25%, 2/20/01
6,180
5000
Bankamerica Corp. 8.375%, 3/15/02
5,613
10000
General Motors Corp. 8.875%, 5/15/03
11,535
50000
Federal National Mortgage Assoc.  6.32%, 7/28/03
49,697
10000
Consolidated Natural Gas Co. 5.75%, 8/1/03
9,857
50000
New York Telephone Co. 5.625%, 11/1/03
48,619



Analysts Investment Trust
Analysts Fixed Income Fund
Schedule of Investments in Securities
January 31, 1996

Corporate Bonds (continued)

Face

Market Value



20000
Federal National Mortgage Assoc. 6.42%, 2/25/04
20,058
50000
American Tel. & Telegraph Co. 6.75%, 4/1/04
52,563
50000
Nationsbank Corp. 7.75%, 8/15/04
54,871
10000
Southwestern Bell 5.75%, 9/1/04
9,695
50000
Pacific Bell Telephone Co. 6.25%, 3/1/05
50,563
50000
U.S. West Communications 6.125%, 11/15/05
49,849
30000
Chemical Banking Corp. 7.5%, 5/15/10
31,892
40000
G.E. Capital Corp. Step-Up 7.00%, 10/18/10
40,795
50000
Federal Home Loan Bank 7.50%, 11/15/10
51,081
50000
Coca-Cola Enterprises 7.00%, 12/01/10
49,715
50000
Citicorp 7.00%, 12/15/10
50,353
50000
J.P. Morgan 6.61%, 12/15/10
49,854
10000
Caterpillar Inc. 9.375%, 8/15/11
12,586
50000
Aetna Life & Cas. Co. 6.75%, 9/15/13
48,574
10000
International Business Machines 8.375%, 11/1/19
11,925




Total Corporate Bonds (Cost:  $878,583)
$918,962

U.S. Government Obligations:  3.0%

50,000
Tennessee Valley Authority 6.875%, 1/15/02
$51,745




Total U.S. Govt. Obligations (Cost:  $51,310)
$51,745

Mortgage Backed Obligations:  10.3%



5441
Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18
$5,730
8350
Collateralized Mortgage Securities 1991-3I, 8.55%, 8/20/20
8,546
12000
FHLMC REMIC 1991 Trust 1177 Class I, 6.95%, 1/15/21
12,223
15000
FNMA REMIC Series 93-1601, 6.5%, 7/25/22
14,419
12000
FNMA REMIC 1992 Trust G-53 Class J, 7%, 9/25/22
11,834
18000
FHLMC 1993 Trust 1462 Class D, 7.5%, 11/15/22
17,844
12000
FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23
11,884
20000
FNMA REMIC 1993 Trust G10 Class J, 5%, 3/25/23
16,548
20000
FHLMC REMIC 1993 Trust 1497 Class Q, 7%, 4/15/23
19,780
20000
FHLMC REMIC 1993 T 1602 Class BB 6.1%, 4/15/23
19,046
12000
FHLMC REMIC 1993 Trust 1503 Class H, 7%, 5/15/23
11,970
12000
FNMA REMIC 1993 Trust 50 Class L, 7%, 5/25/23
11,902
4000
FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23
3,919
12000
Ray Ellison MAC Series 92-H Class 1, 7.1%, 12/31/23
11,789




Total Mortgage Backed (Cost:  $184,083)
$177,434




Analysts Investment Trust
Analysts Fixed Income Fund
Schedule of Investments in Securities
January 31, 1996


Repurchase Agreement:    6.4%

$110,000
Star Bank  5.0% issued 1/31/96 due 2/7/96, collateralized by
$444,000 GNMA,  5.50% Adj.  Rate  due  5/20/22)  (repurchase proceeds $110,107)
$110,000




Total Repurchase Agreements (Cost:  $110,000)
$110,000

Total Investments at Market Value (Cost:  $1,638,872) 96.2%
$1,664,948


All Other Assets Less Liabilities 3.8%
$65,852




Net Assets 100%
$1,730,800





*Non-Dividend Paying Investment



See accompanying notes to financial statements.











NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES

Analysts Investment Trust (AIT) is registered under the Investment Advisers Act of 1940, as amended, as a no-load, diversified, open end management investment company. AIT was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (ASF) and the Analysts Fixed Income Fund (AFI) (The Funds). The following is a summary of the significant accounting policies of AIT.:

Security Valuation: Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Adviser) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Trust's Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Trust's Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates market. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the market value of the underlying assets equals of exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including banks that serve as custodian for the Funds, banks having assets in excess of $1 billion of primary government securities dealers.

Share Valuation:    The  net   asset  value   per  share  is
calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

Investment Income and Distributions to Shareholders: Inter est income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

Security Transactions:   Security transactions are accounted
for on  a trade  date basis,  which is the date the order to
buy or  sell is  executed.   Securities sold are valued on a
specific identification basis.

Federal Income Taxes: It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

(2)  INVESTMENT TRANSACTIONS

Investment transactions (excluding short term securities) are as follows for the period 8/01/95 through 1/31/96:


Analysts Stock Fund
Analysts Fixed Income Fund
Purchase of investment securities:
$427,712
$605,541
Proceeds from sales of government securities:
$0
$197,000
Proceeds from sales and maturities of investment securities:

$133,525

$126,676
There were no purchases of U.S. Government securities during the fiscal half year.

(3)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The President and Treasurer, Vice President and Secretary of the Trust are shareholders and employees of the Adviser, registered investment advisor to the Trust. AIT's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Adviser pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and agreement to pay the above Fund expenses, each Fund pays the Adviser a fee computed and accrued daily and paid monthly. The fee for ASF is computed at an annual average rate of 2% of average daily net assets of ASF up to and including $20 Million, 1.75% of such assets from $20 million up to and including $40 Million, 1.5% of such assets from $40 million up to and including $100 Million, and .75% of such assets above $100 Million. The fee for AFI is computed at an annual rate of 1.5% of average daily net assets of AFI up to and including $20 Million, 1.25% of such assets from $20 million up to and including $40 Million, 1% of such assets from $40 million up to and including $100 Million and .75% of such assets above $100 Million.

(4)  FUND SHARE TRANSACTIONS

Proceeds and payments on shares of the Funds as shown in the Statement of Changes in Net Assets are the result of the following share transactions:


Analysts Stock Fund
Analysts Fixed Income Fund
Shares sold:
33,866
18,884
Shares issued in reinvestment of distributions:
5,209
2,862
Totals:
39,075
21,746
Less shares redeemed:
11,546
8,174
Net increase in shares outstanding:
27,529
13572
Shares at beginning of period:
142,685
108832
Shares at end of period:
170,214
122,404


(5)  FINANCIAL INSTRUMENT DISCLOSURE

There are no reportable Financial instruments which have any off-balance sheet risk in either of the Funds as of July 31, 1995.

(6)  SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at January 31, 1996 was the same as identified cost. At January 31, 1996, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:


Appreciation
Depreciation
Net
Stock Fund:
$438,882
($102,163)
$336,719
Fixed Income Fund:
$60,880
($34,807)
$26,073



TRUSTEES AND OFFICERS




David Lee Manzler Jr.
President, Treasurer and Trustee


David L. Manzler Sr.
Vice President, Secretary and Trustee


Walter E. Bowles, III
Trustee


Robert W. Buechner
Trustee


David J. Orth
Trustee


Anthony J. Schement
Trustee




Investment Advisor
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242


Custodian
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


Auditors
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202










Equity Analysts Inc.
Registered Investment Advisors

9200 Montgomery Road
Bldg. D, Suite 13A
Cincinnati, OH 45242
Phone:    513-984-3377
Fax: 513-984-2411